Information Concerning the Group's Consolidated Operations - Details of Operating Expenses by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expense by nature [line Items]
Cost of good sold				$ 0	$ 0
Royalty expenses				(737)	(1,772)
Cost of revenue				(737)	(1,772)	$ (1,844)
Non-cash stock based compensation expense	$ (100)	$ (100)	$ (100)
Total research and development expenses				(87,646)	(97,501)	(117,840)
Total selling, general and administrative expenses				(16,812)	(17,494)	(22,882)
Other operating income (expenses)				(1,300)	1,377	$ 488
Research and Development Expenses [Member]
Expense by nature [line Items]
Wages and salaries				(32,936)	(38,523)
Social charges on stock option grants				(270)	10
Non-cash stock based compensation expense				(3,952)	(4,098)
Personnel expenses				(37,158)	(42,610)
Purchases and external expenses				(32,996)	(37,736)
Other				(17,492)	(17,154)
Total research and development expenses				(87,646)	(97,501)
Selling, General and Administrative Expenses [Member]
Expense by nature [line Items]
Wages and salaries				(5,994)	(5,686)
Social charges on stock option grants				(106)	(43)
Non-cash stock based compensation expense				(1,281)	(1,945)
Personnel expenses				(7,381)	(7,674)
Purchases and external expenses				(6,682)	(6,712)
Other				(2,749)	(3,108)
Total selling, general and administrative expenses				(16,812)	(17,494)
Personnel Expenses [Member]
Expense by nature [line Items]
Wages and salaries				(38,930)	(44,209)
Social charges on stock option grants				(376)	(33)
Non-cash stock based compensation expense				(5,233)	(6,043)
Personnel expenses				$ (44,539)	$ (50,285)